Insurance Contracts_Changes In Insurance Liability(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 KRW (₩)
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		₩ 31,801,275				₩ 7,290,844	[1]
Business combination						22,889,438
Net increase (decrease)	[2]	1,611,674				1,620,993
Ending		33,412,949	[1]	$ 30,024,665		31,801,275
Non-life insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		24,382,463
Ending		26,043,652				24,382,463
General Insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		1,194,260				0
Business combination						1,161,058
Net increase (decrease)	[2]	(139,437)				33,202
Ending		1,054,823				1,194,260
Automobile insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		1,477,569				0
Business combination						1,448,313
Net increase (decrease)	[2]	14,725				29,256
Ending		1,492,294				1,477,569
Long-term Insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		21,598,125				0
Business combination						20,166,857
Net increase (decrease)	[2]	1,788,154				1,431,268
Ending		23,386,279				21,598,125
Long-term investment contract
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		112,509				0
Business combination						113,210
Net increase (decrease)	[2]	(2,253)				(701)
Ending		110,256				112,509
Life Insurance Contracts Member [Member]
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		7,414,067
Ending		7,364,897				7,414,067
Pure endowment insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		5,249,627				5,150,946
Business combination						0
Net increase (decrease)	[2]	(16,136)				98,681
Ending		5,233,491				5,249,627
Death insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		366,303				243,008
Business combination						0
Net increase (decrease)	[2]	134,268				123,295
Ending		500,571				366,303
Joint insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		1,782,885				1,872,706
Business combination						0
Net increase (decrease)	[2]	(161,425)				(89,821)
Ending		1,621,460				1,782,885
Group insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		1,069				2,147
Business combination						0
Net increase (decrease)	[2]	(334)				(1,078)
Ending		735				1,069
Other
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		14,183				17,816
Business combination						0
Net increase (decrease)	[2]	(5,543)				(3,633)
Ending		8,640				14,183
Others
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning	[3]	4,745				4,221
Business combination						0
Net increase (decrease)	[2],[3]	(345)				524
Ending	[3]	₩ 4,400				₩ 4,745

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.
[2]	Including currency translation effect and decrease in liability related to investment contract
[3]	Consists of contractor's profit dividend reserve and loss on dividend insurance reserve